Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2024
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net	Land use right, net, consisted of the following:
	March 31, 2024	September 30, 2023
Land use rights	$1,198,186	$220,178
Less: accumulated amortization	(73,782)	(65,814)
Land use right, net	$1,124,404	$154,364

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending March 31,
2025	$24,351
2026	24,351
2027	24,351
2028	24,351
2029	24,351
Thereafter	1,002,649
$1,124,404